Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Total cost	¥ 11,055	¥ 11,055	¥ 8,250
Less: accumulated amortization	(5,817)	(5,518)	(4,430)
Total	5,238	5,537	3,820
Purchased software
Intangible assets, net
Total cost	¥ 11,055	¥ 11,055	¥ 8,250